Related Party Transactions (Details) ¥ in Millions, $ in Millions	Apr. 30, 2024 USD ($) shares	Apr. 30, 2024 CNY (¥) shares
Related Party Transactions [Abstract]
Ordinary shares issued	6,567,431	6,567,431
Repayment of debts	$ 7.6	¥ 54,374